As filed with the U.S. Securities and Exchange Commission on May 21, 2020

File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 74	☒

RYDEX VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 73 relates to each series of Rydex Variable Trust (collectively, the “Funds”). The purpose of this filing is to file risk/return summary information, in interactive data format, for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 73 to Registration Statement 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of May, 2020.

Rydex Variable Trust

/s/ Brian E. Binder
Brian E. Binder President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 73 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Randall C. Barnes*	Member of the Board of Trustees	May 21, 2020
Randall C. Barnes

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	May 21, 2020
Angela Brock-Kyle

/s/ Donald A. Chubb, Jr.*	Member of the Board of Trustees	May 21, 2020
Donald A. Chubb, Jr.

/s/ Jerry B. Farley*	Member of the Board of Trustees	May 21, 2020
Jerry B. Farley

/s/ Roman Friedrich III*	Member of the Board of Trustees	May 21, 2020
Roman Friedrich III

/s/ Amy J. Lee	Member of the Board of Trustees	May 21, 2020
Amy J. Lee

/s/ Thomas F. Lydon, Jr.*	Member of the Board of Trustees	May 21, 2020
Thomas F. Lydon, Jr.

/s/ Ronald A. Nyberg*	Member of the Board of Trustees	May 21, 2020
Ronald A. Nyberg

/s/ Sandra G. Sponem*	Member of the Board of Trustees	May 21, 2020
Sandra G. Sponem

Signature	Title	Date

/s/ Ronald E. Toupin, Jr.*	Chair and Member of the Board of Trustees	May 21, 2020
Ronald E. Toupin, Jr.

/s/ John L. Sullivan John L. Sullivan	Chief Financial Officer, Chief Accounting Officer and Treasurer	May 21, 2020

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney

SIGNATURES

This Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC and Rydex Variable Multi-Hedge Strategies CFC, has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James M. Howley	Director	May 21, 2020
James M. Howley

/s/ Amy J. Lee	Director	May 21, 2020
Amy J. Lee

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase